Earnings per share	12 Months Ended
Dec. 31, 2016
Earnings per share
14 Earnings per share
in	2016		2015		2014
Basic net income/(loss) attributable to shareholders (CHF million)
Income/(loss) from continuing operations	(2,710)		(2,944)		1,773
Income from discontinued operations, net of tax	0		0		102
Net income/(loss) attributable to shareholders	(2,710)		(2,944)		1,875
Preferred securities dividends	–		–		(53)
Net income/(loss) attributable to shareholders for basic earnings per share	(2,710)		(2,944)		1,822
Available for common shares	(2,713)		(2,958)		1,743
Available for unvested share-based payment awards	3		14		79
Diluted net income/(loss) attributable to shareholders (CHF million)
Net income/(loss) attributable to shareholders for diluted earnings per share	(2,710)		(2,944)		1,822
Available for common shares	(2,713)		(2,958)		1,743
Available for unvested share-based payment awards	3		14		79
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares	2,048.4		1,706.3		1,665.1
Dilutive share options and warrants	0.0		0.0		0.8
Dilutive share awards	0.0		0.0		12.2
Weighted-average shares outstanding for diluted earnings per share available for common shares [1]	2,048.4	[2]	1,706.3	[2]	1,678.1
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards	3.0		25.7		72.7
Basic earnings/(loss) per share available for common shares (CHF)
Basic earnings/(loss) per share from continuing operations	(1.32)		(1.73)		0.99
Basic earnings per share from discontinued operations	0.00		0.00		0.06
Basic earnings/(loss) per share available for common shares	(1.32)		(1.73)		1.05
Diluted earnings/(loss) per share available for common shares (CHF)
Diluted earnings/(loss) per share from continuing operations	(1.32)		(1.73)		0.98
Diluted earnings per share from continuing operations	0.00		0.00		0.06
Diluted earnings/(loss) per share available for common shares	(1.32)		(1.73)		1.04
1
Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 11.3 million, 7.6 million and 8.9 million for 2016, 2015 and 2014, respectively.

2
Due to the net losses in 2016 and 2015, 3.2 million and 0.9 million, respectively, of weighted-average share options and warrants outstanding and 54.6 million and 47.8 million, respectively, of weighted-average share awards outstanding were excluded from the diluted earnings per share calculation, as the effect would be antidilutive.